Share-Based Compensation (Details) - Schedule of time-based restricted share unit activity - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock Units (RSUs), Time-Based [Member]
Share-Based Compensation (Details) - Schedule of time-based restricted share unit activity [Line Items]
Restricted Share Units, Unvested, beginning balance	78,634
Weighted-Average Grant Date Fair Value, Unvested, beginning balance	$ 3.25
Restricted Share Units, Granted	592,213	83,715
Weighted-Average Grant Date Fair Value, Granted	$ 12.61	$ 3.25
Restricted Share Units, Vested	(151,000)	(2,989)
Weighted-Average Grant Date Fair Value, Vested	$ 13.86	$ 3.25
Restricted Share Units, Canceled/forfeited	(17,146)	(2,092)
Weighted-Average Grant Date Fair Value, Canceled/forfeited	$ 7.86	$ 3.25
Restricted Share Units, Unvested, ending balance	502,701	78,634
Weighted-Average Grant Date Fair Value, Unvested, ending balance	$ 10.93	$ 3.25
Restricted Stock Units (RSUs), Market-Based [Member]
Share-Based Compensation (Details) - Schedule of time-based restricted share unit activity [Line Items]
Restricted Share Units, Unvested, beginning balance
Weighted-Average Grant Date Fair Value, Unvested, beginning balance
Restricted Share Units, Granted	1,256,785
Weighted-Average Grant Date Fair Value, Granted	$ 13.06
Restricted Share Units, Vested	(117,895)
Weighted-Average Grant Date Fair Value, Vested	$ 13.91
Restricted Share Units, Canceled/forfeited	(65,559)
Weighted-Average Grant Date Fair Value, Canceled/forfeited	$ 13.53
Restricted Share Units, Unvested, ending balance	1,073,331
Weighted-Average Grant Date Fair Value, Unvested, ending balance	$ 12.94